Other current assets - Schedule of other current assets (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other current assets
Value-added tax recoverable	¥ 139,230,233		¥ 153,654,128
Interest receivable	127,149,677		113,566,938
Funds receivable from third party payment service providers	28,700,544		42,988,192
Content rights	1,359,781		5,317,278
Deposits for share repurchase program	37,538,310
Others	14,148,698		21,477,305
Total	¥ 348,127,243	$ 49,032,697	¥ 337,003,841
External broker | item	1